Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Operating Revenue	₩ 50,650	₩ 41,925	₩ 296,186
Purchases	58,339	54,222	37,774
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Operating Revenue			238,847
Purchases			1,308
HD Hyundai Robotics Co., Ltd.(formerly Hyundai Robotics Co., Ltd.) [member]
Disclosure of transactions between related parties [line items]
Operating Revenue	78
Purchases	182
K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue	346	330
Purchases	2,559	1,674
K-Realty 11th Real Estate Investment Trust Company [member]
Disclosure of transactions between related parties [line items]
Operating Revenue	6,216
Others [member]
Disclosure of transactions between related parties [line items]
Operating Revenue	21,308	11,964	28,092
Purchases	42,169	37,742	21,302
Digital Pharm Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue	1	1
K Bank [member]
Disclosure of transactions between related parties [line items]
Operating Revenue	22,701	29,536	24,247
Purchases	₩ 13,429	11,007	15,164
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue			₩ 5,000
Hyundai Robotics Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue		94
Purchases		₩ 3,799